Property, plant, and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 44,938	$ 41,931
Additions (i)	6,442	5,573
Disposals	(220)	(221)
Assets retirement obligation	324	(562)
Depreciation, depletion and amortization	(2,842)	(2,669)
Impairment		214
Transfers to assets held for sale	(2,792)	(214)
Translation adjustment	2,546	886
Balance at end of year	48,396	44,938
Balance at end of year	48,396	44,938
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	81,470	78,341
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(33,074)	(33,403)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	8,913	8,137
Disposals	(35)	(22)
Depreciation, depletion and amortization	(462)	(409)
Impairment		56
Transfers to assets held for sale	(670)	(56)
Translation adjustment	578	308
Transfers	1,795	899
Balance at end of year	10,119	8,913
Balance at end of year	10,119	8,913
Land and buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	17,381	16,027
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(7,262)	(7,114)
Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	8,042	7,232
Disposals	(11)	(24)
Depreciation, depletion and amortization	(517)	(478)
Impairment		34
Transfers to assets held for sale		(34)
Translation adjustment	574	340
Transfers	1,151	972
Balance at end of year	9,239	8,042
Balance at end of year	9,239	8,042
Facilities [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	14,858	12,819
Facilities [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(5,619)	(4,777)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,984	4,743
Disposals	(15)	(19)
Depreciation, depletion and amortization	(736)	(700)
Impairment		64
Transfers to assets held for sale	(759)	(64)
Translation adjustment	214	102
Transfers	762	858
Balance at end of year	4,450	4,984
Balance at end of year	4,450	4,984
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	10,326	11,647
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(5,876)	(6,663)
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	7,112	7,742
Disposals	(7)	(3)
Assets retirement obligation	324	(562)
Depreciation, depletion and amortization	(446)	(436)
Impairment		39
Transfers to assets held for sale	(791)	(39)
Translation adjustment	286	(131)
Transfers	447	502
Balance at end of year	6,925	7,112
Balance at end of year	6,925	7,112
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	15,663	16,405
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(8,738)	(9,293)
Railway Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,475	2,334
Disposals	(13)	(7)
Depreciation, depletion and amortization	(168)	(160)
Transfers to assets held for sale	(41)
Translation adjustment	187	159
Transfers	172	149
Balance at end of year	2,612	2,475
Balance at end of year	2,612	2,475
Railway Equipment [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	4,435	4,099
Railway Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(1,823)	(1,624)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	1,455	1,537
Additions (i)	74	77
Depreciation, depletion and amortization	(190)	(185)
Impairment	28
Transfers to assets held for sale	(8)
Translation adjustment		26
Balance at end of year	1,359	1,455
Balance at end of year	1,359	1,455
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	2,208	2,120
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(849)	(665)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,632	2,484
Disposals	(8)	(2)
Depreciation, depletion and amortization	(323)	(301)
Impairment		21
Transfers to assets held for sale	(2)	(21)
Translation adjustment	138	43
Transfers	47	408
Balance at end of year	2,484	2,632
Balance at end of year	2,484	2,632
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	5,899
Balance at end of year		5,899
Property, plant and equipment, cost	5,391
Balance at end of year		5,899
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(2,907)	(3,267)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	9,325	7,722
Additions (i)	6,368	5,496
Disposals	(131)	(144)
Transfers to assets held for sale	(521)
Translation adjustment	541	39
Transfers	(4,374)	(3,788)
Balance at end of year	11,208	9,325
Balance at end of year	11,208	9,325
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	$ 11,208	$ 9,325